Operating Segments - Additional Information (Detail) $ in Millions	12 Months Ended
	Oct. 31, 2021 CAD ($)	Oct. 31, 2020 CAD ($)	Nov. 01, 2019 CAD ($) Cash_generating	Oct. 31, 2019 CAD ($) Cash_generating
Disclosure of operating segments [line items]
Description of reportable segments	Scotiabank is a diversified financial services institution that provides a wide range of financial products and services to retail, commercial and corporate customers around the world. The Bank’s businesses are grouped into four business lines: Canadian Banking, International Banking, Global Banking and Markets and Global Wealth Management. Other smaller business segments are included in the Other segment. The results of these business segments are based upon the internal financial reporting systems of the Bank.
Number of cash generating units | Cash_generating			5	4
Goodwill allocation	$ 8,848	$ 9,279		$ 9,631
Global Wealth Management [member]
Disclosure of operating segments [line items]
Goodwill allocation			$ 3,400